Fair Value Measurements - Schedule of Valuation Methodologies and Assumptions (Detail)	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Discount rate	15.00%
Weighting between IPO scenario	95.00%
Weighting between Redemption scenario	5.00%